Consolidated Statements of Temporary Equity and Stockholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Series A Preferred Stock	Series A Preferred Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Series A-1 Preferred Stock	Series A-1 Preferred Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Series B Preferred Stock	Series B Preferred Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Series C Convertible Preferred Stock	Series C Convertible Preferred Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Additional paid-in capital	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjustment	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance of temporary equity (in shares) at Dec. 31, 2020				7,756,158		7,862,107		9,090,975		2,520,368
Beginning balance of temporary equity at Dec. 31, 2020	$ 263,595			$ 77,562		$ 78,621		$ 90,910		$ 16,502
Increase (Decrease) in Temporary Equity [Roll Forward]
Accrued dividends payable (in shares)				248,622		266,558		224,161
Accrued dividends payable	7,393			$ 2,486		$ 2,666		$ 2,241
Ending balance of temporary equity (in shares) at Mar. 31, 2021				8,004,780		8,128,665		9,315,136		2,520,368
Ending balance of temporary equity at Mar. 31, 2021	270,988			$ 80,048		$ 81,287		$ 93,151		$ 16,502
Beginning balance of common stock (in shares) at Dec. 31, 2020												30,281,520
Beginning balance of stockholders' equity at Dec. 31, 2020	16,496											$ 3		$ 135,616			$ (1,562)		$ (117,561)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accrued dividends payable	(7,393)													(7,393)
Foreign currency translation adjustment	(896)																(896)
Share-based compensation	315													315
Net loss	(1,999)																		(1,999)
Ending balance of common stock (in shares) at Mar. 31, 2021												30,281,520
Ending balance of stockholders' equity at Mar. 31, 2021	6,523											$ 3		128,538			(2,458)		(119,560)
Beginning balance of temporary equity (in shares) at Dec. 31, 2020				7,756,158		7,862,107		9,090,975		2,520,368
Beginning balance of temporary equity at Dec. 31, 2020	263,595			$ 77,562		$ 78,621		$ 90,910		$ 16,502
Ending balance of temporary equity (in shares) at Jun. 30, 2021				8,256,165		8,398,185		9,547,376		2,520,368
Ending balance of temporary equity at Jun. 30, 2021	278,520			$ 82,562		$ 83,982		$ 95,474		$ 16,502
Beginning balance of common stock (in shares) at Dec. 31, 2020												30,281,520
Beginning balance of stockholders' equity at Dec. 31, 2020	16,496											$ 3		135,616			(1,562)		(117,561)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(478)
Net loss	(8,201)
Ending balance of common stock (in shares) at Jun. 30, 2021												30,281,520
Ending balance of stockholders' equity at Jun. 30, 2021	(6,478)											$ 3		121,321			(2,040)		(125,762)
Beginning balance of temporary equity (in shares) at Dec. 31, 2020				7,756,158		7,862,107		9,090,975		2,520,368
Beginning balance of temporary equity at Dec. 31, 2020	263,595			$ 77,562		$ 78,621		$ 90,910		$ 16,502
Ending balance of temporary equity (in shares) at Sep. 30, 2021				0		0		0		0
Ending balance of temporary equity at Sep. 30, 2021	0			$ 0		$ 0		$ 0		$ 0
Beginning balance of common stock (in shares) at Dec. 31, 2020												30,281,520
Beginning balance of stockholders' equity at Dec. 31, 2020	16,496											$ 3		135,616			(1,562)		(117,561)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(1,733)
Net loss	$ (12,574)
Ending balance of common stock (in shares) at Sep. 30, 2021	71,810,419											71,827,317
Ending balance of stockholders' equity at Sep. 30, 2021	$ 279,562											$ 7		412,985			(3,295)		(130,135)
Beginning balance of temporary equity (in shares) at Dec. 31, 2020				7,756,158		7,862,107		9,090,975		2,520,368
Beginning balance of temporary equity at Dec. 31, 2020	263,595			$ 77,562		$ 78,621		$ 90,910		$ 16,502
Increase (Decrease) in Temporary Equity [Roll Forward]
Accrued dividends payable (in shares)				765,609		824,076		692,543
Accrued dividends payable	22,822			$ 7,656		$ 8,241		$ 6,925
Distributions to and conversions of preferred stock (in shares)				(8,521,767)		(8,686,183)		(9,783,518)		(2,520,368)
Distributions to and conversions of preferred stock	(286,417)			$ (85,218)		$ (86,862)		$ (97,835)		$ (16,502)
Ending balance of temporary equity (in shares) at Dec. 31, 2021				0	0	0	0	0	0	0	0
Ending balance of temporary equity at Dec. 31, 2021	0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance of common stock (in shares) at Dec. 31, 2020												30,281,520
Beginning balance of stockholders' equity at Dec. 31, 2020	16,496											$ 3		135,616			(1,562)		(117,561)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accrued dividends payable	(22,822)													(22,822)
Foreign currency translation adjustment	(1,901)																(1,901)
Share-based compensation (in shares)												200,426
Share-based compensation	(1,856)													(1,856)
Distributions to and conversions of preferred stock (in shares)												7,120,368
Distributions to and conversions of preferred stock	56,503											$ 1		56,502
CTAC shares recapitalized, net of equity issuance costs (in shares)												10,373,491
CTAC shares recapitalized, net of equity issuance costs	6,429											$ 1		6,428
Conversion of KORE warrants (in shares)												1,365,612
Conversion of KORE warrants	10,663													10,663
Private offering and merger financing, net of equity issuance costs (in shares)												22,686,326
Private offering and merger financing, net of equity issuance costs	216,546											$ 2		216,544
Equity portion of convertible debt, net of issuance costs	12,240													12,240
Net loss	$ (24,776)																		(24,776)
Ending balance of common stock (in shares) at Dec. 31, 2021	72,027,743											72,027,743	72,027,743
Ending balance of stockholders' equity at Dec. 31, 2021	$ 267,522	$ (11,314)	256,208									$ 7	$ 7	413,315	$ (11,613)	$ 401,702	(3,463)	$ (3,463)	(142,337)	$ 299	$ (142,038)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2020-06
Beginning balance of temporary equity (in shares) at Mar. 31, 2021				8,004,780		8,128,665		9,315,136		2,520,368
Beginning balance of temporary equity at Mar. 31, 2021	$ 270,988			$ 80,048		$ 81,287		$ 93,151		$ 16,502
Increase (Decrease) in Temporary Equity [Roll Forward]
Accrued dividends payable (in shares)				251,385		269,520		232,240
Accrued dividends payable	7,532			$ 2,514		$ 2,695		$ 2,323
Ending balance of temporary equity (in shares) at Jun. 30, 2021				8,256,165		8,398,185		9,547,376		2,520,368
Ending balance of temporary equity at Jun. 30, 2021	278,520			$ 82,562		$ 83,982		$ 95,474		$ 16,502
Beginning balance of common stock (in shares) at Mar. 31, 2021												30,281,520
Beginning balance of stockholders' equity at Mar. 31, 2021	6,523											$ 3		128,538			(2,458)		(119,560)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accrued dividends payable	(7,532)													(7,532)
Foreign currency translation adjustment	418																418
Share-based compensation	315													315
Net loss	(6,202)																		(6,202)
Ending balance of common stock (in shares) at Jun. 30, 2021												30,281,520
Ending balance of stockholders' equity at Jun. 30, 2021	(6,478)											$ 3		121,321			(2,040)		(125,762)
Increase (Decrease) in Temporary Equity [Roll Forward]
Accrued dividends payable (in shares)				265,602		287,998		236,142
Accrued dividends payable	7,897			$ 2,656		$ 2,880		$ 2,361
Distributions to and conversions of preferred stock (in shares)				(8,521,767)		(8,686,183)		(9,783,518)		(2,520,368)
Distributions to and conversions of preferred stock	(286,417)			$ (85,218)		$ (86,862)		$ (97,835)		$ (16,502)
Ending balance of temporary equity (in shares) at Sep. 30, 2021				0		0		0		0
Ending balance of temporary equity at Sep. 30, 2021	0			$ 0		$ 0		$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accrued dividends payable	(7,897)													(7,897)
Foreign currency translation adjustment	(1,255)																(1,255)
Share-based compensation	(3,519)													(3,519)
Distributions to and conversions of preferred stock (in shares)												7,120,368
Distributions to and conversions of preferred stock	56,503											$ 1		56,502
CTAC shares recapitalized, net of equity issuance costs (in shares)												10,373,491
CTAC shares recapitalized, net of equity issuance costs	6,457											$ 1		6,456
Conversion of KORE warrants (in shares)												1,365,612
Conversion of KORE warrants	10,663													10,663
Private offering and merger financing, net of equity issuance costs (in shares)												22,686,326
Private offering and merger financing, net of equity issuance costs	216,951											$ 2		216,949
Equity portion of convertible debt, net of issuance costs	12,510													12,510
Net loss	$ (4,373)																		(4,373)
Ending balance of common stock (in shares) at Sep. 30, 2021	71,810,419											71,827,317
Ending balance of stockholders' equity at Sep. 30, 2021	$ 279,562											$ 7		412,985			(3,295)		(130,135)
Beginning balance of temporary equity (in shares) at Dec. 31, 2021				0	0	0	0	0	0	0	0
Beginning balance of temporary equity at Dec. 31, 2021	$ 0		0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance of common stock (in shares) at Dec. 31, 2021	72,027,743											72,027,743	72,027,743
Beginning balance of stockholders' equity at Dec. 31, 2021	$ 267,522	(11,314)	256,208									$ 7	$ 7	413,315	(11,613)	401,702	(3,463)	(3,463)	(142,337)	299	(142,038)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued pursuant to acquisition (in shares)												4,212,246
Common stock issued pursuant to acquisition	23,295											$ 1		23,294
Foreign currency translation adjustment	(123)																(123)
Share-based compensation	2,050													2,050
Net loss	(11,572)																		(11,572)
Ending balance of common stock (in shares) at Mar. 31, 2022												76,239,989
Ending balance of stockholders' equity at Mar. 31, 2022	269,858											$ 8		427,046			(3,586)		(153,610)
Beginning balance of temporary equity (in shares) at Dec. 31, 2021				0	0	0	0	0	0	0	0
Beginning balance of temporary equity at Dec. 31, 2021	$ 0		0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance of common stock (in shares) at Dec. 31, 2021	72,027,743											72,027,743	72,027,743
Beginning balance of stockholders' equity at Dec. 31, 2021	$ 267,522	(11,314)	256,208									$ 7	$ 7	413,315	(11,613)	401,702	(3,463)	(3,463)	(142,337)	299	(142,038)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(2,496)
Net loss	(22,362)
Ending balance of common stock (in shares) at Jun. 30, 2022												76,239,989
Ending balance of stockholders' equity at Jun. 30, 2022	259,196											$ 8		429,547			(5,959)		(164,400)
Beginning balance of temporary equity (in shares) at Dec. 31, 2021				0	0	0	0	0	0	0	0
Beginning balance of temporary equity at Dec. 31, 2021	$ 0		0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance of common stock (in shares) at Dec. 31, 2021	72,027,743											72,027,743	72,027,743
Beginning balance of stockholders' equity at Dec. 31, 2021	$ 267,522	(11,314)	256,208									$ 7	$ 7	413,315	(11,613)	401,702	(3,463)	(3,463)	(142,337)	299	(142,038)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(4,711)
Net loss	(36,639)
Ending balance of common stock (in shares) at Sep. 30, 2022												76,292,241
Ending balance of stockholders' equity at Sep. 30, 2022	245,723											$ 8		432,566			(8,174)		(178,677)
Beginning balance of temporary equity (in shares) at Dec. 31, 2021				0	0	0	0	0	0	0	0
Beginning balance of temporary equity at Dec. 31, 2021	0		0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Ending balance of temporary equity (in shares) at Dec. 31, 2022				0		0		0		0
Ending balance of temporary equity at Dec. 31, 2022	$ 0			$ 0		$ 0		$ 0		$ 0
Beginning balance of common stock (in shares) at Dec. 31, 2021	72,027,743											72,027,743	72,027,743
Beginning balance of stockholders' equity at Dec. 31, 2021	$ 267,522	$ (11,314)	$ 256,208									$ 7	$ 7	413,315	$ (11,613)	$ 401,702	(3,463)	$ (3,463)	(142,337)	$ 299	$ (142,038)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued pursuant to acquisition (in shares)												4,212,246
Common stock issued pursuant to acquisition	23,295											$ 1		23,294
Foreign currency translation adjustment	(2,927)																(2,927)
Share-based compensation	10,296													10,296
Vesting of restricted stock units (in shares)												52,252
Net loss	$ (106,200)																		(106,200)
Ending balance of common stock (in shares) at Dec. 31, 2022	76,292,241											76,292,241
Ending balance of stockholders' equity at Dec. 31, 2022	$ 180,672											$ 8		435,292			(6,390)		(248,238)
Beginning balance of common stock (in shares) at Mar. 31, 2022												76,239,989
Beginning balance of stockholders' equity at Mar. 31, 2022	269,858											$ 8		427,046			(3,586)		(153,610)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(2,373)																(2,373)
Share-based compensation	2,501													2,501
Net loss	(10,790)																		(10,790)
Ending balance of common stock (in shares) at Jun. 30, 2022												76,239,989
Ending balance of stockholders' equity at Jun. 30, 2022	259,196											$ 8		429,547			(5,959)		(164,400)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(2,215)																(2,215)
Share-based compensation	3,019													3,019
Vesting of restricted stock units (in shares)												52,252
Net loss	(14,277)																		(14,277)
Ending balance of common stock (in shares) at Sep. 30, 2022												76,292,241
Ending balance of stockholders' equity at Sep. 30, 2022	$ 245,723											$ 8		432,566			(8,174)		(178,677)
Beginning balance of common stock (in shares) at Dec. 31, 2022	76,292,241											76,292,241
Beginning balance of stockholders' equity at Dec. 31, 2022	$ 180,672											$ 8		435,292			(6,390)		(248,238)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	128																128
Share-based compensation	2,570													2,570
Net loss	$ (18,490)																		(18,490)
Ending balance of common stock (in shares) at Mar. 31, 2023	76,552,595											76,552,595
Ending balance of stockholders' equity at Mar. 31, 2023	$ 164,695											$ 8		$ 437,677			$ (6,262)		$ (266,728)